Operating Lease Right-of-use (ROU) Assets and Operating Lease Liabilities - Schedule of Future Base Operating Lease Payments (Details) - USD ($)	Nov. 30, 2020	May 31, 2020
Leases [Abstract]
2021	$ 203,709
2022	407,278
2023	391,832
2024	373,870
2025	330,017
2026	110,000
Total Operating Lease Obligations	1,816,706
Less: discount to fair value	(493,362)
Present Value of minimum lease payments	$ 1,323,344	$ 490,983